Derivative Instruments	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

8. Derivative Instruments

The Company’s derivative instruments consist of interest rate swap agreements ("interest rate contracts"). The interest rate swaps mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. The interest rate contracts are measured at fair value using a discounted cash flow methodology and not designated as a hedge for accounting purposes; as such, any fair value changes are recorded in “Other income, net” in the unaudited condensed consolidated statement of comprehensive loss in the respective period of the change.

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets and liabilities" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset as at June 30, 2026	Fair value of liability as at December 31, 2025
Interest rate swap	3.3%	$98,019	USD-1 month SOFR	March 31, 2026	December 31, 2027	$595	$(102)
Interest rate swap	3.6%	$104,000	USD-1 month SOFR	March 31, 2026	March 31, 2028	$709	$(756)

During the three months ended June 30, 2026 and 2025 the Company recognized a gain / (loss) of $1,044 and ($806), respectively, of which $942 and ($2,005), respectively, is associated with remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the three months ended June 30, 2026 and 2025 of $102 and $1,199, respectively.

During the six months ended June 30, 2026 and 2025 the Company recognized a gain / (loss) of $2,271 and ($1,657), respectively, of which $1,565 and ($4,168), respectively, is associated with remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the six months ended June 30, 2026 and 2025 of $706 and $2,511, respectively.

As of December 31, 2025, the Company's former interest rate swap had an asset balance of $597. This interest rate swap matured as of March 31, 2026 and the final fair value movements were recognized in the unaudited condensed consolidated statement of comprehensive loss.

For further information regarding the fair value of the derivative instruments see discussion in Note 12 and 14.